Basis of Presentation of the Unaudited Interim Condensed Consolidated Financial Information (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation of the Unaudited Interim Condensed Consolidated Financial Information [Abstract]
Net loss	R$ 33,203	R$ 36,255
Working capital deficit	351,059		R$ 308,579
Shareholders’ deficit	(76,774)	(106,668)	(53,629)	R$ (94,961)
Current debt obligations outstanding	59,117		66,024
Cash and cash equivalents	13,249	R$ 10,770	11,398	R$ 8,015
Loans and financing	3,776		5,289
Related party liabilities	R$ 9,739		R$ 9,867